Investments and Advances to Equity Method Investments - Schedule of Investments and Advances to Equity Method Investments (Details) - Investments [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 60,643	$ 71,979
FCG [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	30,930
PDP [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	22,870	23,688
Sierra Parima [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments		41,735
Karnival [Member]
Schedule of Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 6,843	$ 6,556